INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Financial costs
Interest expenses with the Parents			$ (299,468)	$ (415,812)
Interest expenses			(10,722,135)	(5,439,593)
Financial commissions			(1,517,729)	(907,660)
Financial Costs			(12,539,332)	(6,763,065)
Other financial results
Exchange differences generated by assets			(12,771,727)	6,355,520
Exchange differences generated by liabilities			9,070,404	(11,682,895)
Changes in fair value of financial assets or liabilities and other financial results			(2,068,923)	(1,652,984)
Net gain of inflation effect on monetary items			281,083	342,135
Other finance results			(5,489,163)	(6,638,224)
Total net financial results	$ (9,960,342)	$ (8,221,621)	$ (18,028,495)	$ (13,401,289)